Interest-Bearing Loans and Borrowings (Details) - Schedule of Interest-Bearing Loans and Borrowings (Parentheticals) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Secured Bank Loan [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of Interest-Bearing Loans and Borrowings (Parentheticals) [Line Items]
Secured bank loans received	¥ 10,000	¥ 10,000
Secured Bank Loan [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of Interest-Bearing Loans and Borrowings (Parentheticals) [Line Items]
Secured bank loans received	10,000	10,000
Secured Bank Loan [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of Interest-Bearing Loans and Borrowings (Parentheticals) [Line Items]
Secured bank loans received	10,000	10,000
Secured Bank Loan [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of Interest-Bearing Loans and Borrowings (Parentheticals) [Line Items]
Secured bank loans received	3,000	3,000
Secured Bank Loan [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of Interest-Bearing Loans and Borrowings (Parentheticals) [Line Items]
Secured bank loans received	3,000	3,000
Secured Bank Loan [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of Interest-Bearing Loans and Borrowings (Parentheticals) [Line Items]
Secured bank loans received	4,000	4,000
Secured Bank Loan [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of Interest-Bearing Loans and Borrowings (Parentheticals) [Line Items]
Secured bank loans received	1,000	1,000
Secured Bank Loan [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of Interest-Bearing Loans and Borrowings (Parentheticals) [Line Items]
Secured bank loans received	31,000	31,000
Secured Other Borrowings [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of Interest-Bearing Loans and Borrowings (Parentheticals) [Line Items]
Unsecured other borrowings, current	10,000	10,000
Unsecured Other Borrowings [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of Interest-Bearing Loans and Borrowings (Parentheticals) [Line Items]
Unsecured other borrowings, current	23,000	23,000
Secured Bank Loan [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of Interest-Bearing Loans and Borrowings (Parentheticals) [Line Items]
Secured bank loans received	1,500	1,500
Secured Other Borrowings [Member]
Interest-Bearing Loans and Borrowings (Details) - Schedule of Interest-Bearing Loans and Borrowings (Parentheticals) [Line Items]
Unsecured other borrowings, Non current	¥ 1,500	¥ 1,500